Statements of Consolidated Shareholders' Equity - USD ($) $ in Thousands		Total		Common Stock	Other Capital	Retained Earnings	Treasury Stock	Cumulative Other Comprehensive Loss
Balance at Dec. 31, 2015		$ 867,910		$ 115,761	$ 2,330,426	$ 3,228,876	$ (4,220,058)	$ (587,095)
Shareholders' Equity [Roll Forward]
Net income		1,132,703	[1],[2],[3]			1,132,703
Other comprehensive income (loss)		46,744						46,744
Stock-based compensation activity		143,166		802	158,138		(15,774)
Cash dividends		(312,082)				(312,082)
Balance at Dec. 31, 2016		1,878,441		116,563	2,488,564	4,049,497	(4,235,832)	(540,351)
Shareholders' Equity [Roll Forward]
Net income		1,727,948	[1],[2],[3]			1,727,948
Other comprehensive income (loss)		155,481						155,481
Stock-based compensation activity		202,765		998	232,351		(30,584)
Acquired noncontrolling interest		2,268			2,268
Cash dividends		(319,029)				(319,029)
Balance at Dec. 31, 2017	[4]	3,647,874		117,561	2,723,183	5,458,416	(4,266,416)	(384,870)
Shareholders' Equity [Roll Forward]
Net income		1,108,746	[1],[2],[3]			1,108,746
Other comprehensive income (loss)		(242,744)						(242,744)
Treasury stock purchased		(613,312)					(613,312)
Stock-based compensation activity		152,297		812	172,447		(20,962)
Noncontrolling interest activity		818			818
Cash dividends		(322,934)				(322,934)
Balance at Dec. 31, 2018		$ 3,730,745		$ 118,373	$ 2,896,448	$ 6,246,548	$ (4,900,690)	$ (629,934)

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[2]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[3]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[4]	Net income, Retained earnings, and Total shareholders' equity for the year ended December 31, 2017 has been adjusted for an inventory accounting change.